Document and Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	TIC Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42524
Entity Tax Identification Number	66-1076867
Entity Address, Address Line One	2700 Post Oak Blvd.
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	281
Local Phone Number	822-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002032966